Quarterly Holdings Report
for
Fidelity Advisor® Series Growth Opportunities Fund
February 28, 2023
AXS3-NPRT1-0423
1.967935.109
Common Stocks - 96.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 15.0%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.	7,300	138,043
Entertainment - 1.9%
Netflix, Inc. (a)	5,300	1,707,289
Roku, Inc. Class A (a)	121,096	7,833,700
Sea Ltd. ADR (a)	63,440	3,964,366
		13,505,355
Interactive Media & Services - 8.3%
Alphabet, Inc.:
Class A (a)	122,300	11,014,338
Class C (a)	317,460	28,666,638
Epic Games, Inc. (a)(b)(c)	2,200	1,641,134
Meta Platforms, Inc. Class A (a)	64,189	11,229,224
Snap, Inc. Class A (a)	129,200	1,311,380
Zoominfo Technologies, Inc. (a)	137,584	3,325,405
		57,188,119
Media - 1.0%
Innovid Corp. (a)	35,509	60,010
Magnite, Inc. (a)	267,602	2,978,410
TechTarget, Inc. (a)	49,700	1,875,181
The Trade Desk, Inc. (a)	30,955	1,732,242
		6,645,843
Wireless Telecommunication Services - 3.8%
T-Mobile U.S., Inc. (a)	186,524	26,519,982
TOTAL COMMUNICATION SERVICES		103,997,342
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.1%
Aptiv PLC (a)	6,100	709,308
Mobileye Global, Inc. (d)	5,700	225,207
		934,515
Automobiles - 2.0%
Neutron Holdings, Inc. (a)(b)(c)	77,208	2,007
Rad Power Bikes, Inc. (a)(b)(c)	13,874	53,137
Rivian Automotive, Inc. (a)	28,500	550,050
Tesla, Inc. (a)	65,860	13,548,061
		14,153,255
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	1,500	136,185
Hotels, Restaurants & Leisure - 0.0%
Domino's Pizza, Inc.	200	58,802
Sonder Holdings, Inc.:
rights (a)(c)	1,133	351
rights (a)(c)	1,132	294
rights (a)(c)	1,132	238
rights (a)(c)	1,132	204
rights (a)(c)	1,132	170
rights (a)(c)	1,132	147
		60,206
Household Durables - 0.1%
Lennar Corp. Class A	800	77,392
Tempur Sealy International, Inc.	8,800	376,112
		453,504
Internet & Direct Marketing Retail - 8.2%
Amazon.com, Inc. (a)	298,280	28,106,924
Cazoo Group Ltd. Class A (a)(d)	25,917	58,313
Chewy, Inc. (a)(d)	22,400	908,320
Doordash, Inc. (a)(d)	52,072	2,846,256
Global-e Online Ltd. (a)	96,431	2,728,997
Lyft, Inc. (a)	277,072	2,770,720
Uber Technologies, Inc. (a)	549,476	18,275,572
Wayfair LLC Class A (a)	21,586	874,017
		56,569,119
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)	9,800	126,616
Specialty Retail - 0.8%
Auto1 Group SE (a)(e)	436,368	3,327,750
Carvana Co. Class A (a)(d)	94,900	893,958
Floor & Decor Holdings, Inc. Class A (a)	4,800	440,688
Lowe's Companies, Inc.	3,500	720,125
		5,382,521
Textiles, Apparel & Luxury Goods - 0.8%
Bombas LLC (a)(b)(c)	174,908	603,433
Compagnie Financiere Richemont SA Series A	5,780	873,337
lululemon athletica, Inc. (a)	12,101	3,741,629
		5,218,399
TOTAL CONSUMER DISCRETIONARY		83,034,320
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	2,400	777,120
Celsius Holdings, Inc. (a)	700	63,560
		840,680
Food Products - 0.0%
Local Bounti Corp. (a)(d)	187,297	128,504
Personal Products - 0.1%
Olaplex Holdings, Inc. (a)	100,700	495,444
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(b)(c)	709	8,586
Philip Morris International, Inc.	2,100	204,330
		212,916
TOTAL CONSUMER STAPLES		1,677,544
ENERGY - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Antero Resources Corp. (a)	254,500	6,667,900
Canadian Natural Resources Ltd.	63,900	3,611,088
Cenovus Energy, Inc. (Canada)	147,900	2,727,126
Cheniere Energy, Inc.	4,200	660,828
Denbury, Inc. (a)	2,400	200,088
Exxon Mobil Corp.	58,000	6,374,780
Hess Corp.	47,000	6,330,900
Occidental Petroleum Corp.	2,300	134,688
Ovintiv, Inc.	110,200	4,713,254
Tourmaline Oil Corp. (d)	73,300	3,212,415
		34,633,067
FINANCIALS - 2.2%
Banks - 1.5%
NatWest Group PLC	94,700	332,676
Starling Bank Ltd. Series D (a)(b)(c)	244,400	993,641
Wells Fargo & Co.	195,400	9,138,858
		10,465,175
Capital Markets - 0.7%
LPL Financial	18,000	4,492,080
TOTAL FINANCIALS		14,957,255
HEALTH CARE - 10.9%
Biotechnology - 2.3%
ADC Therapeutics SA (a)	9,700	34,920
Agios Pharmaceuticals, Inc. (a)(d)	11,583	293,166
Alnylam Pharmaceuticals, Inc. (a)	7,563	1,447,936
ALX Oncology Holdings, Inc. (a)	25,200	166,824
Arcutis Biotherapeutics, Inc. (a)	7,700	124,586
Argenx SE ADR (a)	6,290	2,302,266
Ascendis Pharma A/S sponsored ADR (a)	8,116	901,606
Blueprint Medicines Corp. (a)	4,400	186,428
Celldex Therapeutics, Inc. (a)	22,700	971,333
Cytokinetics, Inc. (a)	50,541	2,191,458
Exelixis, Inc. (a)	61,809	1,055,698
Gilead Sciences, Inc.	1,600	128,848
Icosavax, Inc. (a)	73,600	602,048
Keros Therapeutics, Inc. (a)	14,300	761,046
Moderna, Inc. (a)	400	55,524
Monte Rosa Therapeutics, Inc. (a)	23,377	142,132
Morphic Holding, Inc. (a)	17,000	722,840
Natera, Inc. (a)	1,400	67,970
Nuvalent, Inc. Class A (a)	16,700	505,843
PTC Therapeutics, Inc. (a)	1,500	65,505
Vaxcyte, Inc. (a)	54,402	2,228,850
Verve Therapeutics, Inc. (a)(d)	9,800	186,200
Zentalis Pharmaceuticals, Inc. (a)	33,300	630,369
		15,773,396
Health Care Equipment & Supplies - 2.5%
Blink Health LLC Series A1 (a)(b)(c)	1,597	68,990
Boston Scientific Corp. (a)	157,001	7,335,087
Insulet Corp. (a)	4,845	1,338,964
Penumbra, Inc. (a)	17,095	4,444,529
TransMedics Group, Inc. (a)	53,499	4,283,665
		17,471,235
Health Care Providers & Services - 5.2%
agilon health, Inc. (a)(d)	265,283	5,626,652
Alignment Healthcare, Inc. (a)	35,100	348,894
Centene Corp. (a)	110,287	7,543,631
Humana, Inc.	17,019	8,424,745
LifeStance Health Group, Inc. (a)	74,916	383,570
P3 Health Partners, Inc. Class A (a)	68,956	82,747
The Oncology Institute, Inc. (a)(b)	28,268	39,858
UnitedHealth Group, Inc.	29,091	13,845,571
		36,295,668
Life Sciences Tools & Services - 0.7%
Danaher Corp.	11,097	2,746,840
Thermo Fisher Scientific, Inc.	3,200	1,733,632
		4,480,472
Pharmaceuticals - 0.2%
Arvinas Holding Co. LLC (a)	15,039	460,945
AstraZeneca PLC sponsored ADR	1,100	71,698
Eli Lilly & Co.	3,100	964,782
		1,497,425
TOTAL HEALTH CARE		75,518,196
INDUSTRIALS - 1.7%
Aerospace & Defense - 1.4%
Lockheed Martin Corp.	6,900	3,272,394
Northrop Grumman Corp.	5,300	2,459,783
Space Exploration Technologies Corp. Class A (a)(b)(c)	3,000	231,000
The Boeing Co. (a)	18,300	3,688,365
		9,651,542
Air Freight & Logistics - 0.0%
FedEx Corp.	300	60,966
Commercial Services & Supplies - 0.3%
ACV Auctions, Inc. Class A (a)(d)	159,100	1,947,384
Electrical Equipment - 0.0%
Nextracker, Inc. Class A	2,900	88,276
Professional Services - 0.0%
FTI Consulting, Inc. (a)	1,000	183,710
Road & Rail - 0.0%
Bird Global, Inc.:
Stage 1 rights (a)(c)	3,816	0
Stage 2 rights (a)(c)	3,816	0
Stage 3 rights (a)(c)	3,815	0
		0
TOTAL INDUSTRIALS		11,931,878
INFORMATION TECHNOLOGY - 47.0%
Communications Equipment - 0.1%
Lumentum Holdings, Inc. (a)	16,200	871,722
Electronic Equipment & Components - 2.3%
Coherent Corp. (a)	11,800	508,934
Flex Ltd. (a)	489,590	11,143,068
Jabil, Inc.	54,700	4,541,741
		16,193,743
IT Services - 11.1%
Adyen BV (a)(e)	700	992,201
Block, Inc. Class A (a)	127,279	9,766,118
Cloudflare, Inc. (a)	35,700	2,142,357
Dlocal Ltd. (a)(d)	238,056	3,556,557
EPAM Systems, Inc. (a)	25,100	7,722,015
Fiserv, Inc. (a)	17,500	2,014,075
Flywire Corp. (a)	8,559	211,664
Global Payments, Inc.	3,200	359,040
Globant SA (a)	6,400	1,056,512
GoDaddy, Inc. (a)	77,084	5,836,030
Marqeta, Inc. Class A (a)	377,888	2,191,750
MasterCard, Inc. Class A	20,101	7,141,684
MongoDB, Inc. Class A (a)	31,200	6,537,024
Nuvei Corp. (Canada) (a)(e)	174,597	5,346,033
Okta, Inc. (a)	6,300	449,127
Payoneer Global, Inc. (a)(b)	15,500	89,900
Repay Holdings Corp. (a)	261,130	2,214,382
Shift4 Payments, Inc. (a)	57,000	3,676,500
Shopify, Inc. Class A (a)	15,900	654,126
TaskUs, Inc. (a)	87,984	1,513,765
Twilio, Inc. Class A (a)	32,900	2,211,209
Visa, Inc. Class A	48,826	10,738,790
Wix.com Ltd. (a)	800	72,424
		76,493,283
Semiconductors & Semiconductor Equipment - 16.1%
Advanced Micro Devices, Inc. (a)	214,000	16,816,120
Applied Materials, Inc.	53,066	6,163,616
ASML Holding NV (Netherlands)	100	61,636
BE Semiconductor Industries NV	2,800	217,260
GlobalFoundries, Inc. (a)	171,400	11,199,276
Lam Research Corp.	8,819	4,286,122
Marvell Technology, Inc.	163,851	7,397,873
NVIDIA Corp.	147,476	34,238,028
NXP Semiconductors NV	68,028	12,141,637
onsemi (a)	172,842	13,379,699
Rambus, Inc. (a)	27,100	1,198,633
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	51,000	4,440,570
		111,540,470
Software - 14.2%
Adobe, Inc. (a)	1,400	453,530
Bill Holdings, Inc. (a)	38,500	3,258,255
Confluent, Inc. (a)	83,000	2,024,370
Datadog, Inc. Class A (a)	42,700	3,267,404
DoubleVerify Holdings, Inc. (a)(d)	87,340	2,294,422
Dynatrace, Inc. (a)	166,347	7,074,738
Elastic NV (a)	46,213	2,727,491
Five9, Inc. (a)	37,700	2,488,200
HubSpot, Inc. (a)	8,274	3,200,880
Intapp, Inc. (a)	82,079	3,248,687
Intuit, Inc.	8,813	3,588,477
Microsoft Corp.	212,783	53,072,340
Oracle Corp.	37,100	3,242,540
Palo Alto Networks, Inc. (a)	3,300	621,621
Pegasystems, Inc.	1,900	88,122
Salesforce.com, Inc. (a)	13,479	2,205,299
SentinelOne, Inc. (a)	11,527	184,317
ServiceNow, Inc. (a)	10,968	4,740,041
Stripe, Inc. Class B (a)(b)(c)	2,500	54,175
Viant Technology, Inc. (a)	60,990	239,691
Zscaler, Inc. (a)	2,000	262,300
		98,336,900
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	143,313	21,125,769
Pure Storage, Inc. Class A (a)	29,300	836,222
		21,961,991
TOTAL INFORMATION TECHNOLOGY		325,398,109
MATERIALS - 0.5%
Chemicals - 0.5%
Nutrien Ltd. (d)	42,800	3,328,984
Metals & Mining - 0.0%
MP Materials Corp. (a)	6,500	227,500
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	1,100	64,361
TOTAL MATERIALS		3,620,845
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork, Inc. (a)	137,500	159,500
UTILITIES - 2.4%
Electric Utilities - 1.7%
Constellation Energy Corp.	32,833	2,458,863
ORSTED A/S (e)	33,126	2,883,388
PG&E Corp. (a)	391,000	6,107,420
		11,449,671
Independent Power and Renewable Electricity Producers - 0.7%
NextEra Energy Partners LP	73,790	4,889,325
TOTAL UTILITIES		16,338,996
TOTAL COMMON STOCKS (Cost $508,723,978)		671,267,052

Preferred Stocks - 2.4%
	Shares	Value ($)
Convertible Preferred Stocks - 2.1%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	4,644	923,134

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	1,809	6,928
Series C(a)(b)(c)	7,117	27,258
Series D(a)(b)(c)	12,697	48,630
		82,816
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series F (b)(c)	5,401	180,825
Instacart, Inc.:
Series H(a)(b)(c)	10,566	417,885
Series I(a)(b)(c)	3,119	123,356
		722,066
TOTAL CONSUMER DISCRETIONARY		804,882

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
GoBrands, Inc. Series G (a)(b)(c)	2,400	321,480

Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	13,745	279,161

Tobacco - 0.1%
JUUL Labs, Inc.:
Series C(a)(b)(c)	70,175	849,819
Series D(a)(b)(c)	938	11,359
		861,178
TOTAL CONSUMER STAPLES		1,461,819

HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(b)(c)	15,631	675,259

Health Care Technology - 0.1%
Aledade, Inc. Series E1 (b)(c)	5,837	311,346

TOTAL HEALTH CARE		986,605

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.7%
Relativity Space, Inc. Series E (a)(b)(c)	36,263	692,986
Space Exploration Technologies Corp.:
Series I(a)(b)(c)	3,290	2,533,300
Series N(a)(b)(c)	2,559	1,970,430
		5,196,716
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series A (a)(b)(c)	15,188	1,156,111

TOTAL INDUSTRIALS		6,352,827

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Components - 0.0%
CelLink Corp. Series D (a)(b)(c)	12,100	157,542
Enevate Corp. Series E (a)(b)(c)	285,844	168,648
		326,190
IT Services - 0.1%
Yanka Industries, Inc.:
Series E(a)(b)(c)	19,716	215,693
Series F(a)(b)(c)	13,160	143,970
		359,663
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc.:
Series F1(a)(b)(c)	10,622	119,391
Series F2(a)(b)(c)	5,609	63,045
SiMa.ai:
Series B(a)(b)(c)	40,700	262,515
Series B1(b)(c)	5,810	43,401
Xsight Labs Ltd. Series D (a)(b)(c)	17,400	126,498
		614,850
Software - 0.2%
Convoy, Inc. Series D (a)(b)(c)	93,888	674,116
Databricks, Inc. Series G (a)(b)(c)	6,600	350,790
Mountain Digital, Inc. Series D (a)(b)(c)	28,106	348,233
Stripe, Inc. Series H (a)(b)(c)	1,100	23,837
Tenstorrent, Inc. Series C1 (a)(b)(c)	1,200	67,488
		1,464,464
TOTAL INFORMATION TECHNOLOGY		2,765,167

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	23,194	822,691

TOTAL CONVERTIBLE PREFERRED STOCKS		14,117,125
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(b)(c)	1,387,600	36,078
Waymo LLC Series A2 (a)(b)(c)	2,896	148,710
		184,788
Internet & Direct Marketing Retail - 0.3%
Circle Internet Financial Ltd. Series E (b)(c)	53,240	1,782,475

TOTAL CONSUMER DISCRETIONARY		1,967,263

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (a)(b)(c)	17,900	296,603

TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,263,866
TOTAL PREFERRED STOCKS (Cost $13,935,824)		16,380,991

Convertible Bonds - 0.1%
	Principal Amount (f)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 10/27/25 (b)(c)(g)	396,136	371,853
4% 5/22/27 (b)(c)	47,700	49,894
4% 6/12/27 (b)(c)	13,100	13,703
(Cost $456,936)		435,450

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (b)(c)(h)	248,956	309,452
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(h)	63,300	59,882
TOTAL PREFERRED SECURITIES (Cost $312,256)		369,334

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (i)	6,874,489	6,875,864
Fidelity Securities Lending Cash Central Fund 4.63% (i)(j)	10,888,952	10,890,041
TOTAL MONEY MARKET FUNDS (Cost $17,765,905)		17,765,905

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $541,194,899)	706,218,732
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(13,694,349)
NET ASSETS - 100.0%	692,524,383

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,971,636 or 3.0% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,549,372 or 1.8% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series E1	5/20/22	290,767

Beta Technologies, Inc. Series A	4/09/21	1,112,825

Blink Health LLC Series A1	12/30/20	43,263

Blink Health LLC Series C	11/07/19 - 7/14/21	596,729

Bombas LLC	2/16/21 - 11/12/21	830,401

Bowery Farming, Inc. Series C1	5/18/21	828,127

ByteDance Ltd. Series E1	11/18/20	508,862

CelLink Corp. Series D	1/20/22	251,969

Circle Internet Financial Ltd. Series E	5/11/21	864,100

Circle Internet Financial Ltd. Series F	5/09/22	227,598

Convoy, Inc. Series D	10/30/19	1,271,244

Databricks, Inc. Series G	2/01/21	390,209

Diamond Foundry, Inc. Series C	3/15/21	556,656

Enevate Corp. Series E	1/29/21	316,911

Epic Games, Inc.	7/13/20 - 3/29/21	1,730,000

GaN Systems, Inc. Series F1	11/30/21	90,075

GaN Systems, Inc. Series F2	11/30/21	47,564

GaN Systems, Inc. 0%	11/30/21	248,956

GoBrands, Inc. Series G	3/02/21	599,322

Gupshup, Inc.	6/08/21	409,287

Instacart, Inc. Series H	11/13/20	633,960

Instacart, Inc. Series I	2/26/21	389,875

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15	0

JUUL Labs, Inc. Series D	6/25/18	0

Mountain Digital, Inc. Series D	11/05/21	645,463

Neutron Holdings, Inc.	2/04/21	772

Neutron Holdings, Inc. Series 1C	7/03/18	253,709

Neutron Holdings, Inc. 4% 10/27/25	10/29/21 - 10/27/22	396,136

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	47,700

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	13,100

Payoneer Global, Inc.	2/03/21	155,000

Rad Power Bikes, Inc.	1/21/21	66,926

Rad Power Bikes, Inc. Series A	1/21/21	8,726

Rad Power Bikes, Inc. Series C	1/21/21	34,331

Rad Power Bikes, Inc. Series D	9/17/21	121,686

Relativity Space, Inc. Series E	5/27/21	828,069

SiMa.ai Series B	5/10/21	208,685

SiMa.ai Series B1	4/25/22 - 10/17/22	41,198

Space Exploration Technologies Corp. Class A	2/16/21	125,997

Space Exploration Technologies Corp. Series I	4/05/18	556,010

Space Exploration Technologies Corp. Series N	8/04/20	690,930

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	468,193

Stripe, Inc. Class B	5/18/21	100,321

Stripe, Inc. Series H	3/15/21	44,138

Tenstorrent, Inc. Series C1	4/23/21	71,345

Tenstorrent, Inc. 0%	4/23/21	63,300

The Oncology Institute, Inc.	6/28/21	282,680

Waymo LLC Series A2	5/08/20	248,671

Xsight Labs Ltd. Series D	2/16/21	139,130

Yanka Industries, Inc. Series E	5/15/20	238,154

Yanka Industries, Inc. Series F	4/08/21	419,499

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	2,314,371	116,740,309	112,178,816	60,272	-	-	6,875,864	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	6,708,138	48,583,817	44,401,914	44,104	-	-	10,890,041	0.0%
Total	9,022,509	165,324,126	156,580,730	104,376	-	-	17,765,905

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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